Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 19, 2006
Lease Commitment [Line Items]
Operating Leases, Rent Expense	$ 2,100,000	$ 889,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 500,000